INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	US dollars
	December 31,	Year ended December 31,				December 31,
	2020	2021				2021
(in thousands)	Opening balance	Impairment (*)	Amortization (**)	Additions	Translation differences	Closing balance
Costumer relationship	3,331	-	(1,486)	-	-	1,845
Technology	14,140	-	(3,573)	2,891	148	13,606
Others	2,461	-	(769)	62	(452)	1,302
	19,932	-	(5,828)	2,953	(304)	16,753

	US dollars
	December 31,	Year ended December 31,				December 31,
	2021	2022				2022
(in thousands)	Opening balance	Impairment	Amortization (**)	Additions	Translation differences	Closing balance
Costumer relationship	1,845	-	(1,487)	-	-	358
Technology	13,606	-	(4,223)	2,432	(522)	11,293
Others	1,302	-	(531)	172	26	969
	16,753	-	(6,241)	2,604	(496)	12,620

(*)
Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below:

To determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, with the assistance of a third-party appraiser, utilized the "Relief from Royalties" valuation method. Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

As a result of the above, the Company recorded, an impairment loss in an amount of US$ 3,661 thousand in 2020, with respect to Costumer relationship, that was recorded under "impairment of intangible assets and other expenses" in the consolidated statement of income. See also Note 1N.

(**)
As of December 31, 2022, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2023- US$ 5,187 thousand, 2024- US$ 4,328 thousand, 2025- US$ 2,775 thousand, 2026- US$ 251 thousand and 2027 – US$ 79 thousand.